Fair Value Option - Changes in Fair Value Included in Foreign Exchange and Other Trading Activities (Detail) (Long-term Debt, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Long-term Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value under the fair value option election	$ (57)	[1]	$ (29)	[1]

[1]	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.